Annual Fund Operating Expenses - LVIP Nasdaq-100 Buffer Fund Jun	Aug. 05, 2021
Standard Class
Operating Expenses:
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%	[1]
Acquired Fund Fees and Expenses (AFFE)	0.23%	[2]
Total Annual Fund Operating Expenses	1.08%
Less Fee Waiver	(0.23%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	0.85%
Service Class
Operating Expenses:
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	0.30%	[1]
Acquired Fund Fees and Expenses (AFFE)	0.23%	[2]
Total Annual Fund Operating Expenses	1.43%
Less Fee Waiver	(0.23%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	1.20%

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.23% on the first $50 million of the Fund’s average daily net assets; and 0.00% of the Funds average daily net assets in excess of $50 million. The agreement will continue through at least June 17, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.